Intangible Assets and Goodwill - Summary of Methodology Used in Valuation of FCC Licenses (Details)	Oct. 01, 2020	Nov. 25, 2019
Discount Rate
Goodwill And Other Intangibles [Line Items]
FCC license valuation assumptions	12.40%	11.90%
Long-term Revenue Growth Rate
Goodwill And Other Intangibles [Line Items]
FCC license valuation assumptions	1.00%	(0.60%)
Mature Market Share
Goodwill And Other Intangibles [Line Items]
FCC license valuation assumptions	9.40%	9.00%
Operating Profit Margin | Minimum
Goodwill And Other Intangibles [Line Items]
FCC license valuation assumptions	26.60%	22.70%
Operating Profit Margin | Maximum
Goodwill And Other Intangibles [Line Items]
FCC license valuation assumptions	29.50%	26.70%